6. EQUIPMENT (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
PropertyPlant and Equipment
Cost	$ 653,256	$ 710,935
Accumulated Depreciation	499,513	533,369
Net Book Value	153,743	177,566
Office equipment [Member]
PropertyPlant and Equipment
Cost	74,377	81,314
Accumulated Depreciation	56,615	60,877
Net Book Value	17,762	20,437
Computer equipment [Member]
PropertyPlant and Equipment
Cost	335,756	363,823
Accumulated Depreciation	271,437	290,361
Net Book Value	64,319	73,462
Field equipment [Member]
PropertyPlant and Equipment
Cost	198,521	217,036
Accumulated Depreciation	134,145	141,797
Net Book Value	64,376	75,239
Buildings [Member]
PropertyPlant and Equipment
Cost	44,602	48,762
Accumulated Depreciation	37,316	40,334
Net Book Value	$ 7,286	$ 8,428